John Hancock
ETFs
Quarterly portfolio holdings 7/31/2023

Funds’ investments
CORPORATE BOND ETF

As of 7-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.6%				$23,598,499
(Cost $25,785,126)
Communication services 8.8%				2,110,525
Diversified telecommunication services 1.3%
AT&T, Inc.	3.500	06-01-41	411,000	306,019
Entertainment 3.5%
Netflix, Inc. (A)	4.875	06-15-30	335,000	327,224
TWDC Enterprises 18 Corp.	4.125	12-01-41	293,000	254,446
Warnermedia Holdings, Inc.	4.279	03-15-32	296,000	262,536
Media 3.0%
Charter Communications Operating LLC	2.800	04-01-31	300,000	242,657
Comcast Corp.	3.750	04-01-40	575,000	480,942
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	277,000	236,701
Consumer discretionary 4.2%				1,007,570
Automobiles 3.2%
General Motors Financial Company, Inc.	2.900	02-26-25	557,000	532,578
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	272,000	243,155
Specialty retail 1.0%
The Home Depot, Inc.	3.625	04-15-52	294,000	231,837
Consumer staples 2.7%				649,307
Beverages 1.8%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	155,000	141,689
PepsiCo, Inc.	2.750	10-21-51	400,000	281,610
Food products 0.9%
Kraft Heinz Foods Company	5.200	07-15-45	239,000	226,008
Energy 8.5%				2,037,792
Oil, gas and consumable fuels 8.5%
Cheniere Energy Partners LP	3.250	01-31-32	300,000	249,641
Continental Resources, Inc.	4.900	06-01-44	375,000	297,153
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	406,000	371,127
Energy Transfer LP	5.250	04-15-29	291,000	288,356
Kinder Morgan, Inc.	3.600	02-15-51	123,000	85,676
MPLX LP	4.500	04-15-38	291,000	250,820
Targa Resources Partners LP	4.875	02-01-31	272,000	252,606
Var Energi ASA (A)	8.000	11-15-32	225,000	242,413
Financials 40.8%				9,763,397
Banks 25.3%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	707,000	594,224
Bank of America Corp. (2.972% to 7-21-51, then SOFR + 1.560%)	2.972	07-21-52	235,000	161,050
Barclays PLC	4.375	01-12-26	575,000	555,793
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	575,000	498,320
Citizens Financial Group, Inc.	3.250	04-30-30	575,000	487,360
Credit Agricole SA (A)	3.250	01-14-30	362,000	313,052
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR + 1.230%)	5.852	10-27-25	300,000	295,291
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	636,000	551,892
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)	6.750	02-01-24	170,000	169,894
Lloyds Banking Group PLC	4.450	05-08-25	575,000	560,318
2	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	4.400	07-13-27	575,000	$546,458
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then SOFR + 1.841%)	5.582	06-12-29	250,000	250,509
U.S. Bancorp (5.727% to 10-21-25, then SOFR + 1.430%)	5.727	10-21-26	340,000	341,067
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	575,000	497,749
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	250,000	236,988
Capital markets 10.0%
Ares Capital Corp.	3.875	01-15-26	291,000	271,791
Blackstone Private Credit Fund	2.350	11-22-24	306,000	288,943
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	291,000	255,641
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	506,000	482,984
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	347,000	340,443
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	235,000	237,056
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	575,000	515,594
Consumer finance 1.5%
Ally Financial, Inc.	8.000	11-01-31	340,000	360,739
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	291,000	221,442
Insurance 3.1%
Athene Global Funding (A)	1.450	01-08-26	272,000	241,209
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	291,000	248,476
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	291,000	239,114
Health care 6.8%				1,626,477
Biotechnology 0.9%
AbbVie, Inc.	4.250	11-21-49	252,000	216,186
Health care providers and services 4.1%
Centene Corp.	2.500	03-01-31	305,000	244,046
HCA, Inc.	4.125	06-15-29	291,000	269,975
UnitedHealth Group, Inc.	3.500	08-15-39	277,000	230,474
Universal Health Services, Inc.	2.650	10-15-30	291,000	237,080
Pharmaceuticals 1.8%
Bristol-Myers Squibb Company	3.700	03-15-52	293,000	232,021
Viatris, Inc.	4.000	06-22-50	291,000	196,695
Industrials 5.7%				1,354,590
Aerospace and defense 1.0%
The Boeing Company	3.750	02-01-50	301,000	228,582
Passenger airlines 2.7%
Delta Air Lines, Inc. (A)	4.750	10-20-28	291,000	281,645
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	369,899	366,333
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC	3.850	10-29-41	272,000	205,847
Air Lease Corp.	2.875	01-15-26	291,000	272,183
Information technology 5.8%				1,378,215
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	181,000	145,587
Software 2.6%
Microsoft Corp.	2.525	06-01-50	619,000	421,653
Oracle Corp.	3.950	03-25-51	274,000	205,722
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 2.6%
Apple, Inc.	2.700	08-05-51	575,000	$397,390
Dell International LLC (A)	3.450	12-15-51	213,000	142,635
Dell International LLC	8.350	07-15-46	52,000	65,228
Materials 2.2%				534,239
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	291,000	263,286
Metals and mining 1.1%
Freeport-McMoRan, Inc.	5.450	03-15-43	291,000	270,953
Real estate 5.7%				1,362,944
Hotel and resort REITs 1.6%
Host Hotels & Resorts LP	3.375	12-15-29	433,000	372,753
Specialized REITs 4.1%
American Tower Corp.	2.950	01-15-51	366,000	228,726
Crown Castle, Inc.	2.900	04-01-41	350,000	240,637
GLP Capital LP	5.375	04-15-26	291,000	285,576
VICI Properties LP	5.125	05-15-32	250,000	235,252
Utilities 7.4%				1,773,443
Electric utilities 5.0%
Duke Energy Corp.	3.300	06-15-41	290,000	213,524
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	362,000	315,838
NRG Energy, Inc. (A)	4.450	06-15-29	389,000	345,946
Vistra Operations Company LLC (A)	4.300	07-15-29	362,000	322,774
Multi-utilities 2.4%
CenterPoint Energy Resources Corp.	1.750	10-01-30	362,000	289,902
Dominion Energy, Inc.	3.375	04-01-30	320,000	285,459

	Yield (%)	Shares	Value
Short-term investments 0.6%			$141,445
(Cost $141,445)
Short-term funds 0.6%			141,445
John Hancock Collateral Trust (C)	5.2927(D)	14,152	141,445

Total investments (Cost $25,926,571) 99.2%	$23,739,944
Other assets and liabilities, net 0.8%	200,173
Total net assets 100.0%	$23,940,117

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,699,167 or 11.3% of the fund’s net assets as of 7-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of net assets on 7-31-23:
4	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

United States	89.5%
United Kingdom	4.7%
Canada	1.5%
France	1.3%
Germany	1.1%
Norway	1.0%
Other countries	0.9%
TOTAL	100.0%
INTERNATIONAL HIGH DIVIDEND ETF

As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.3%		$6,445,193
(Cost $5,622,112)
Australia 4.3%		284,237
BHP Group, Ltd.	3,565	110,529
Fortescue Metals Group, Ltd.	7,176	104,835
South32, Ltd.	11,714	30,627
Woodside Energy Group, Ltd.	1,494	38,246
Belgium 1.9%		127,746
Solvay SA	1,062	127,746
Canada 5.8%		381,922
Canadian Imperial Bank of Commerce	358	15,797
Laurentian Bank of Canada	4,414	133,233
Martinrea International, Inc.	12,726	142,802
Power Corp. of Canada	3,174	90,090
Denmark 2.2%		142,250
AP Moller - Maersk A/S, Series B	69	142,250
France 5.0%		329,678
Klepierre SA	3,946	105,069
Publicis Groupe SA	1,529	123,771
Sanofi	942	100,838
Germany 7.4%		492,235
BASF SE	2,115	113,726
Bayerische Motoren Werke AG	1,032	126,140
Deutsche Telekom AG	3,211	70,246
Fresenius SE & Company KGaA	1,823	57,344
Mercedes-Benz Group AG	1,558	124,779
Hong Kong 6.8%		448,518
CK Hutchison Holdings, Ltd.	19,000	117,186
Jardine Matheson Holdings, Ltd.	2,300	113,574
Swire Pacific, Ltd., Class A	17,689	147,320
WH Group, Ltd. (A)	130,171	70,438
Italy 5.6%		372,841
Assicurazioni Generali SpA	5,773	123,354
Eni SpA	7,774	119,003
Poste Italiane SpA (A)	11,385	130,484
Japan 25.5%		1,691,599
Daiwa House Industry Company, Ltd.	2,100	57,082
FUJIFILM Holdings Corp.	1,917	111,272
ITOCHU Corp.	2,145	86,808
JFE Holdings, Inc.	9,000	145,503
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	5

	Shares	Value
Japan (continued)
Komatsu, Ltd.	2,300	$64,169
Marubeni Corp.	7,586	134,202
Mitsubishi Corp.	2,300	117,606
Mitsui & Company, Ltd.	3,396	132,441
Mizuho Financial Group, Inc.	8,291	140,284
Nippon Steel Corp.	5,100	116,516
Ricoh Company, Ltd.	6,900	61,361
Seiko Epson Corp.	4,168	68,425
Sojitz Corp.	2,672	63,471
Sumitomo Corp.	5,895	126,422
Toyota Tsusho Corp.	2,300	134,280
Yamaha Motor Company, Ltd.	4,500	131,757
Netherlands 4.3%		283,303
ABN AMRO Bank NV (A)	7,818	133,261
ASML Holding NV	82	58,965
Koninklijke Ahold Delhaize NV	2,632	91,077
Norway 1.4%		92,125
Yara International ASA	2,249	92,125
Singapore 2.8%		184,815
Oversea-Chinese Banking Corp., Ltd.	10,818	108,359
Wilmar International, Ltd.	26,300	76,456
Spain 5.3%		352,563
Banco Bilbao Vizcaya Argentaria SA	17,177	136,547
Repsol SA	6,052	92,750
Telefonica SA	28,837	123,266
Switzerland 4.3%		285,830
ABB, Ltd.	3,180	127,882
Adecco Group AG	3,450	140,929
Novartis AG	162	17,019
United Kingdom 14.7%		975,531
Barclays PLC	58,795	117,225
BP PLC	9,476	58,889
British American Tobacco PLC	2,628	88,438
GSK PLC	5,952	106,035
Imperial Brands PLC	3,916	92,684
J Sainsbury PLC	36,906	131,724
Land Securities Group PLC	14,250	118,699
Standard Chartered PLC	13,347	128,350
Tesco PLC	22,665	75,238

The British Land Company PLC	13,394	58,249
Preferred securities 1.7%		$111,257
(Cost $107,094)
Germany 1.7%		111,257
Volkswagen AG	837	111,257

6	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.8%			$49,826
(Cost $49,824)
Short-term funds 0.8%			49,826
John Hancock Collateral Trust (B)	5.2927(C)	4,985	49,826

Total investments (Cost $5,779,030) 99.8%	$6,606,276
Other assets and liabilities, net 0.2%	16,291
Total net assets 100.0%	$6,622,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Industrials	22.7%
Financials	19.0%
Materials	12.7%
Consumer discretionary	9.6%
Consumer staples	9.5%
Real estate	7.3%
Communication services	4.8%
Energy	4.7%
Information technology	4.5%
Health care	4.2%
Short-term investments and other	1.0%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 7-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 45.9%				$12,312,229
(Cost $14,104,407)
U.S. Government 1.2%				327,815
U.S. Treasury
Bond	3.000	08-15-52	100,000	82,633
Bond	3.375	08-15-42	84,000	74,721
Bond	3.875	02-15-43	100,000	95,531
Bond	4.000	11-15-52	75,000	74,930
U.S. Government Agency 44.7%				11,984,414
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	09-01-51	172,527	146,875
30 Yr Pass Thru	2.500	01-01-52	251,610	214,199
30 Yr Pass Thru	3.000	05-01-51	264,111	234,438
30 Yr Pass Thru	3.000	06-01-51	233,129	205,626
30 Yr Pass Thru	3.000	02-01-52	289,777	254,912
30 Yr Pass Thru	3.500	09-01-47	336,052	308,631
30 Yr Pass Thru	3.500	05-01-52	210,977	192,147
30 Yr Pass Thru	3.500	07-01-52	290,947	264,706
30 Yr Pass Thru	4.000	07-01-52	208,782	195,095
30 Yr Pass Thru	4.000	09-01-52	207,464	193,947
30 Yr Pass Thru	4.000	10-01-52	313,938	294,240
30 Yr Pass Thru	4.500	10-01-52	124,799	120,052
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	286,040	$233,664
30 Yr Pass Thru	2.000	08-01-51	519,483	426,797
30 Yr Pass Thru	2.000	08-01-51	376,171	307,056
30 Yr Pass Thru	2.000	09-01-51	541,118	442,543
30 Yr Pass Thru	2.500	04-01-51	255,526	215,855
30 Yr Pass Thru	2.500	07-01-51	287,484	245,368
30 Yr Pass Thru	2.500	08-01-51	498,199	423,812
30 Yr Pass Thru	2.500	08-01-51	537,037	457,858
30 Yr Pass Thru	2.500	08-01-51	296,077	252,239
30 Yr Pass Thru	2.500	08-01-51	421,732	359,421
30 Yr Pass Thru	2.500	08-01-51	195,782	165,081
30 Yr Pass Thru	2.500	09-01-51	431,339	367,070
30 Yr Pass Thru	2.500	12-01-51	258,004	219,319
30 Yr Pass Thru	2.500	01-01-52	256,463	218,010
30 Yr Pass Thru	2.500	03-01-52	536,833	456,846
30 Yr Pass Thru	3.000	11-01-46	348,558	311,658
30 Yr Pass Thru	3.000	11-01-46	202,698	181,239
30 Yr Pass Thru	3.000	04-01-47	204,404	182,700
30 Yr Pass Thru	3.000	05-01-50	225,420	200,164
30 Yr Pass Thru	3.000	07-01-50	296,572	261,028
30 Yr Pass Thru	3.000	11-01-50	240,703	214,337
30 Yr Pass Thru	3.000	07-01-51	219,451	193,836
30 Yr Pass Thru	3.000	08-01-51	479,335	423,834
30 Yr Pass Thru	3.000	02-01-52	281,993	248,417
30 Yr Pass Thru	3.000	03-01-52	213,970	188,560
30 Yr Pass Thru	3.500	12-01-46	158,367	145,989
30 Yr Pass Thru	3.500	02-01-47	184,164	169,482
30 Yr Pass Thru	3.500	02-01-48	243,817	224,151
30 Yr Pass Thru	3.500	11-01-48	213,413	196,366
30 Yr Pass Thru	3.500	04-01-50	211,363	194,677
30 Yr Pass Thru	3.500	04-01-51	206,449	189,555
30 Yr Pass Thru	3.500	03-01-52	133,001	121,732
30 Yr Pass Thru	4.000	04-01-47	105,258	99,854
30 Yr Pass Thru	4.000	03-01-48	121,917	115,468
30 Yr Pass Thru	4.000	06-01-49	104,241	98,759
30 Yr Pass Thru	4.000	06-01-49	111,264	105,656
30 Yr Pass Thru	4.000	04-01-50	112,959	107,319
30 Yr Pass Thru	4.000	06-01-52	270,016	252,956

30 Yr Pass Thru	4.500	10-01-52	146,345	140,870
Collateralized mortgage obligations 36.0%				$9,641,549
(Cost $10,709,986)
Commercial and residential 18.5%				4,955,474
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (A)(B)	3.500	07-25-43	92,345	82,260
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	97,901	89,634
Series 2021-2, Class A3 (A)(B)	1.447	04-25-66	153,042	125,712
Arroyo Mortgage Trust
Series 2019-1, Class A3 (A)(B)	4.208	01-25-49	178,090	164,841
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (1 month SOFR + 3.150%) (A)(C)	8.219	09-25-31	200,000	195,162
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	71,160
Bunker Hill Loan Depositary Trust
8	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	$88,223
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (A)(B)	0.910	06-25-66	191,338	153,952
Series 2021-4, Class A1 (A)(B)	1.397	10-25-66	161,859	127,124
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	132,268
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	63,712
DBGS Mortgage Trust
Series 2018-BIOD, Class D (1 month CME Term SOFR + 1.596%) (A)(C)	6.818	05-15-35	91,376	89,541
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (A)	5.000	08-25-67	309,683	298,730
Extended Stay America Trust
Series 2021-ESH, Class C (1 month CME Term SOFR + 1.814%) (A)(C)	7.036	07-15-38	192,165	187,951
Flagstar Mortgage Trust
Series 2021-6INV, Class A4 (A)(B)	2.500	08-25-51	203,724	163,464
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	117,973
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	91,947	90,079
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15 (A)(B)	3.500	05-25-50	154,295	135,465
Series 2019-INV3, Class B3 (A)(B)	4.374	05-25-50	215,838	185,833
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month CME Term SOFR + 1.996%) (A)(C)	7.218	05-15-36	125,000	123,230
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	82,147
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (A)	5.750	11-25-67	144,374	140,556
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	71,957	66,025
Oaktown RE VII, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.969	04-25-34	200,000	202,863
OBX Trust
Series 2020-EXP2, Class A8 (A)(B)	3.000	05-25-60	84,682	73,064
Series 2022-NQM1, Class A1 (A)(B)	2.305	11-25-61	125,598	105,107
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month CME Term SOFR + 3.464%) (A)(C)	8.686	07-15-38	300,000	232,235
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.334	02-25-52	250,000	185,059
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	222,982
Triangle RE, Ltd.
Series 2021-3, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.969	02-25-34	200,000	200,483
TRK Trust
Series 2021-INV1, Class A1 (A)(B)	1.153	07-25-56	136,286	114,585
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter) (A)	2.642	11-25-59	59,787	57,396
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	88,815	80,201
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	161,283
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	89,663	76,336
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	94,425	79,070
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	78,688	65,527
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	83,005	79,497
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	47,442	44,744
U.S. Government Agency 17.5%				4,686,075
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (B)	3.902	07-25-46	81,360	78,592
Series 2019-HQA2, Class B1 (1 month SOFR + 4.214%) (A)(C)	9.283	04-25-49	200,000	212,322
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%) (A)(C)	7.319	08-25-33	94,572	94,240
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (A)(C)	7.119	12-25-33	300,000	295,131
Series 2021-HQA3, Class B1 (1 month SOFR + 3.350%) (A)(C)	8.419	09-25-41	200,000	199,254
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA3, Class M2 (1 month SOFR + 4.350%) (A)(C)	9.419	04-25-42	250,000	$260,847
Series 2023-DNA1, Class M1B (1 month SOFR + 3.100%) (A)(C)	8.169	03-25-43	250,000	254,064
Series 5150, Class IS IO	0.083	08-25-51	1,741,000	138,853
Series 5250, Class AY	2.000	01-25-55	449,996	293,308
Series K109, Class X1 IO	1.581	04-25-30	1,984,269	161,927
Series K116, Class X1 IO	1.424	07-25-30	2,734,135	204,973
Series K118, Class X1 IO	0.958	09-25-30	3,181,254	168,236
Series X2FX, Class X1 IO	0.638	09-25-25	7,891,932	110,598
Federal National Mortgage Association
Series 2021-R01, Class 1B1 (1 month SOFR + 3.100%) (A)(C)	8.169	10-25-41	200,000	201,161
Series 2022-22, Class B	2.000	07-25-54	400,000	243,215
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (A)(C)	8.069	04-25-42	200,000	201,497
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%) (A)(C)	8.969	04-25-43	100,000	104,386
Series 2023-R04, Class 1B1 (1 month SOFR + 5.350%) (A)(C)	10.419	05-25-43	200,000	213,002
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	100,307	94,394
Series 2014-135, Class IO	0.425	01-16-56	14,445,852	265,609
Series 2016-26, Class IO	0.636	02-16-58	5,153,176	120,280
Series 2017-159, Class IO	0.433	06-16-59	3,912,671	115,142
Series 2018-23, Class IO	0.566	11-16-59	1,764,250	66,427
Series 2021-153, Class IA IO	0.100	08-16-61	19,271,733	108,887
Series 2021-178, Class IA IO	0.100	10-16-61	38,265,260	230,131
Series 2021-62, Class IA IO	0.100	02-16-63	18,210,298	97,578

Series 2022-141, Class BC	2.100	06-16-64	265,000	152,021
Asset backed securities 16.4%				$4,390,273
(Cost $4,653,227)
Asset backed securities 16.4%				4,390,273
AMMC CLO, Ltd.
Series 2020-23A, Class CR (3 month CME Term SOFR + 2.262%) (A)(C)	7.570	10-17-31	140,000	135,542
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	139,510
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	280,778
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month CME Term SOFR + 4.312%) (A)(C)	9.663	10-25-32	150,000	138,317
CARS-DB4 LP
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	93,305
CARS-DB6 LP
Series 2022-1A, Class B (A)	4.680	03-15-52	175,000	146,397
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	131,346	112,168
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month LIBOR + 2.150%) (A)(C)	7.474	11-07-30	350,000	333,223
DB Master Finance LLC
Series 2021-1A, Class A23 (A)	2.791	11-20-51	197,000	156,061
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	174,263
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	200,550	188,295
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	114,593	100,832
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	171,524
Series 2022-SFR1, Class D (A)	5.197	05-17-39	200,000	187,838
Hertz Vehicle Financing LLC
Series 2022-2A, Class A (A)	2.330	06-26-28	200,000	175,791
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (A)(C)	9.288	07-20-30	250,000	236,818
10	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Madison Park Funding XLI, Ltd.
Series 12A, Class DR (3 month CME Term SOFR + 3.062%) (A)(C)	8.407	04-22-27	250,000	$246,587
Progress Residential Trust
Series 2020-SFR1, Class C (A)	2.183	04-17-37	300,000	278,408
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	100,000	87,057
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	129,726
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	193,137
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	190,100	155,107
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	197,000	169,506
Tricon Residential Trust
Series 2021-SFR1, Class G (A)	4.133	07-17-38	100,000	87,498
Vantage Data Centers LLC
Series 2021-1A, Class A2 (A)	2.165	10-15-46	125,000	109,885
Voya CLO, Ltd.
Series 2018-2A, Class E (3 month CME Term SOFR + 5.512%) (A)(C)	10.820	07-15-31	200,000	162,700

	Yield (%)	Shares	Value
Short-term investments 1.2%			$320,011
(Cost $320,007)
Short-term funds 1.2%			320,011
John Hancock Collateral Trust (D)	5.2927(E)	32,017	320,011

Total investments (Cost $29,787,627) 99.5%	$26,664,062
Other assets and liabilities, net 0.5%	130,873
Total net assets 100.0%	$26,794,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,381,651 or 42.5% of the fund’s net assets as of 7-31-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	8	Long	Sep 2023	$1,017,449	$995,500	$(21,949)
						$(21,949)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	11

PREFERRED INCOME ETF

As of 7-31-23 (unaudited)
	Shares	Value
Preferred securities 53.9%		$17,449,180
(Cost $18,430,962)
Communication services 3.5%		1,127,623
Diversified telecommunication services 0.8%
Qwest Corp., 6.500%	16,925	245,074
Media 0.1%
Paramount Global, 5.750%	2,202	50,316
Wireless telecommunication services 2.6%
Telephone & Data Systems, Inc., 6.000%	14,390	200,309
Telephone & Data Systems, Inc., 6.625%	12,580	193,984
U.S. Cellular Corp., 5.500%	7,016	101,241
U.S. Cellular Corp., 5.500%	7,133	102,715
U.S. Cellular Corp., 6.250%	14,276	233,984
Consumer discretionary 0.6%		179,028
Broadline retail 0.6%
Qurate Retail, Inc., 8.000%	4,193	150,109
QVC, Inc., 6.250%	2,589	28,919
Energy 0.8%		253,322
Oil, gas and consumable fuels 0.8%
NuStar Logistics LP, 12.304% (3 month CME Term SOFR + 6.996%) (A)	9,643	253,322
Financials 29.4%		9,537,023
Banks 11.8%
Bank of America Corp., 4.250%	8,200	151,372
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	6,845	172,973
Bank of America Corp., 7.250%	331	403,158
Citigroup Capital XIII, 12.001% (3 month CME Term SOFR + 6.632%) (A)	19,562	567,102
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month CME Term SOFR + 4.302%)	16,349	416,246
Fifth Third Bancorp, 6.000%	12,447	304,827
Fulton Financial Corp., 5.125%	7,073	117,447
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	7,431	177,415
KeyCorp, 5.650%	7,264	150,074
Pinnacle Financial Partners, Inc., 6.750%	5,152	121,124
Regions Financial Corp., 4.450%	8,792	150,783
Synovus Financial Corp., 8.862% (3 month LIBOR + 3.352%) (A)	9,148	223,669
Wells Fargo & Company, 4.750%	26,726	510,467
Wells Fargo & Company, 7.500%	179	211,039
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	5,982	139,321
Capital markets 4.4%
Brookfield Finance, Inc., 4.625%	9,600	162,912
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	12,483	312,325
Morgan Stanley, 6.500%	13,159	342,792
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	5,884	150,630
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	18,768	473,141
Consumer finance 0.7%
Navient Corp., 6.000%	11,750	224,543
Financial services 0.8%
KKR Group Finance Company IX LLC, 4.625%	10,644	193,827
National Rural Utilities Cooperative Finance Corp., 5.500%	2,832	67,996
12	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 11.7%
AEGON Funding Company LLC, 5.100%	16,165	$343,021
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	8,428	195,530
American Financial Group, Inc., 5.125%	7,982	167,303
American International Group, Inc., 5.850%	15,065	372,708
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	18,256	454,027
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	17,088	365,512
Brighthouse Financial, Inc., 6.600%	17,864	407,478
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	4,334	103,149
Lincoln National Corp., 9.000%	13,938	379,114
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	17,956	462,187
RenaissanceRe Holdings, Ltd., 4.200%	11,490	207,395
The Allstate Corp., 7.375%	5,299	142,225
Unum Group, 6.250%	7,988	192,191
Industrials 0.7%		240,392
Trading companies and distributors 0.7%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	8,864	240,392
Real estate 1.1%		339,832
Hotel and resort REITs 0.6%
Pebblebrook Hotel Trust, 6.375%	10,641	208,032
Office REITs 0.4%
Vornado Realty Trust, 5.400%	7,334	114,410
Specialized REITs 0.1%
Public Storage, 4.625%	789	17,390
Utilities 17.8%		5,771,960
Electric utilities 4.2%
Duke Energy Corp., 5.750%	13,351	336,979
NextEra Energy Capital Holdings, Inc., 5.650%	236	5,992
NextEra Energy, Inc., 6.219%	2,945	145,778
NextEra Energy, Inc., 6.926%	11,038	504,768
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	5,453	128,146
SCE Trust VI, 5.000%	11,708	231,701
Gas utilities 0.7%
South Jersey Industries, Inc., 5.625%	5,620	73,060
UGI Corp., 7.250%	2,201	147,313
Independent power and renewable electricity producers 1.1%
The AES Corp., 6.875%	4,396	376,254
Multi-utilities 11.8%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	18,238	423,122
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	26,340	652,705
CMS Energy Corp., 5.625%	10,955	270,041
CMS Energy Corp., 5.875%	16,710	409,061
DTE Energy Company, 5.250%	12,349	295,635
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	11,304	276,948
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,714	523,029
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	13

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc., 7.750%	5,194	$534,930

Sempra, 5.750%	17,926	436,498
Common stocks 1.8%		$599,843
(Cost $648,579)
Communication services 0.5%		171,286
Diversified telecommunication services 0.5%
Verizon Communications, Inc.	5,026	171,286
Utilities 1.3%		428,557
Multi-utilities 1.3%
Algonquin Power & Utilities Corp.	14,503	428,557

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 41.3%				$13,374,826
(Cost $13,789,791)
Communication services 1.1%				344,620
Media 1.1%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	418,000	344,620
Consumer discretionary 1.7%				536,628
Automobiles 1.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	155,000	139,925
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	448,000	396,703
Energy 4.6%				1,502,331
Oil, gas and consumable fuels 4.6%
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%)	7.375	01-15-83	260,000	257,150
Enbridge, Inc. (7.625% to 10-15-32, then 5 Year CMT + 4.418%)	7.625	01-15-83	162,000	163,685
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	851,000	674,418
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	381,000	334,633
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82	86,000	72,445
Financials 26.8%				8,678,032
Banks 21.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	380,000	354,369
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	442,000	439,039
Bank of America Corp. (6.500% to 10-23-24, then 3 month CME Term SOFR + 4.436%) (B)	6.500	10-23-24	63,000	62,717
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	357,000	351,531
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	229,000	227,947
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	290,000	295,075
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (B)	6.375	04-06-24	378,000	335,477
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	263,000	248,817
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	224,000	198,907
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	213,000	195,127
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	465,000	439,425
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)	6.750	02-01-24	362,000	361,774
14	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	161,000	$129,127
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	372,000	362,514
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	463,000	345,685
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	321,000	333,826
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	464,000	428,335
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	466,000	448,525
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	411,000	375,827
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	497,000	510,568
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	120,000	118,764
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	223,000	229,275
Capital markets 1.3%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)	4.000	06-01-26	178,000	158,908
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	193,000	151,165
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	110,000	99,241
Consumer finance 0.7%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	236,000	226,502
Insurance 3.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	236,000	205,956
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	261,000	253,581
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	409,000	398,683
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	332,000	188,410
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	326,000	202,935
Utilities 7.1%				2,313,215
Electric utilities 3.5%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	172,000	148,603
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	463,000	410,903
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	328,000	305,114
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	295,000	285,883
Independent power and renewable electricity producers 1.6%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	165,000	146,850
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	379,000	362,684
Multi-utilities 2.0%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)	6.125	09-01-23	314,000	307,688
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	123,000	105,583

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	249,000	239,907
Capital preferred securities 0.7%				$224,896
(Cost $234,953)
Financials 0.7%				224,896
Insurance 0.7%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-37	215,000	224,896

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	15

	Yield (%)	Shares	Value
Short-term investments 1.6%			$525,450
(Cost $525,454)
Short-term funds 1.6%			525,450
John Hancock Collateral Trust (D)	5.2927(E)	52,571	525,450
Total investments (Cost $33,629,739) 99.3%			$32,174,195
Other assets and liabilities, net 0.7%			227,164
Total net assets 100.0%			$32,401,359

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of net assets on 7-31-23:
United States	84.4%
Canada	9.2%
Bermuda	3.5%
United Kingdom	2.2%
Other countries	0.7%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 99.2%		$7,404,304
(Cost $6,486,289)
Communication services 4.3%		322,039
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	4,354	148,384
Media 2.3%
Comcast Corp., Class A	605	27,382
Omnicom Group, Inc.	572	48,403
Paramount Global, Class B	1,145	18,354
The Interpublic Group of Companies, Inc.	2,323	79,516
Consumer discretionary 5.9%		441,640
Hotels, restaurants and leisure 1.4%
Starbucks Corp.	1,042	105,836
Household durables 0.3%
Garmin, Ltd.	227	24,037
Leisure products 0.4%
Hasbro, Inc.	427	27,567
Specialty retail 2.5%
Best Buy Company, Inc.	1,008	83,714
Dick’s Sporting Goods, Inc.	301	42,441
16	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	185	$61,760
Textiles, apparel and luxury goods 1.3%
NIKE, Inc., Class B	151	16,669
VF Corp.	4,019	79,616
Consumer staples 4.7%		347,987
Consumer staples distribution and retail 0.3%
Target Corp.	160	21,835
Food products 0.4%
Archer-Daniels-Midland Company	378	32,115
Tobacco 4.0%
Altria Group, Inc.	3,220	146,252
Philip Morris International, Inc.	1,482	147,785
Energy 4.9%		363,283
Oil, gas and consumable fuels 4.9%
Chevron Corp.	405	66,282
Exxon Mobil Corp.	1,208	129,546
Kinder Morgan, Inc.	2,176	38,537
ONEOK, Inc.	1,923	128,918
Financials 12.0%		893,332
Banks 1.5%
Huntington Bancshares, Inc.	1,467	17,956
KeyCorp	5,822	71,669
Truist Financial Corp.	692	22,988
Capital markets 5.9%
BlackRock, Inc.	184	135,948
CME Group, Inc.	541	107,637
Franklin Resources, Inc.	680	19,883
T. Rowe Price Group, Inc.	1,184	145,940
The Charles Schwab Corp.	416	27,498
Consumer finance 1.3%
Ally Financial, Inc.	1,173	35,823
American Express Company	126	21,279
OneMain Holdings, Inc.	502	22,831
Synchrony Financial	513	17,719
Financial services 0.2%
Voya Financial, Inc.	245	18,194
Insurance 3.1%
Fidelity National Financial, Inc.	1,402	54,916
Principal Financial Group, Inc.	456	36,421
Prudential Financial, Inc.	1,416	136,630
Health care 9.9%		741,005
Biotechnology 2.4%
Amgen, Inc.	214	50,108
Gilead Sciences, Inc.	1,652	125,783
Health care equipment and supplies 1.0%
Abbott Laboratories	706	78,599
Health care providers and services 0.5%
UnitedHealth Group, Inc.	80	40,510
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	17

	Shares	Value
Health care (continued)
Life sciences tools and services 0.7%
Danaher Corp.	126	$32,138
Thermo Fisher Scientific, Inc.	36	19,752
Pharmaceuticals 5.3%
Eli Lilly & Company	325	147,729
Merck & Company, Inc.	1,375	146,644
Pfizer, Inc.	2,766	99,742
Industrials 12.5%		936,869
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	725	135,669
Electrical equipment 1.3%
Rockwell Automation, Inc.	295	99,206
Ground transportation 0.9%
Old Dominion Freight Line, Inc.	76	31,881
Union Pacific Corp.	151	35,035
Industrial conglomerates 1.6%
3M Company	1,060	118,190
Machinery 2.3%
AGCO Corp.	1,052	140,021
Caterpillar, Inc.	119	31,555
Professional services 2.3%
Automatic Data Processing, Inc.	227	56,128
Paychex, Inc.	955	119,824
Trading companies and distributors 2.3%
W.W. Grainger, Inc.	25	18,462
Watsco, Inc.	399	150,898
Information technology 31.5%		2,350,656
Communications equipment 1.8%
Cisco Systems, Inc.	2,648	137,802
IT services 0.8%
Accenture PLC, Class A	178	56,310
Semiconductors and semiconductor equipment 11.7%
Analog Devices, Inc.	94	18,756
Broadcom, Inc.	166	149,176
KLA Corp.	185	95,081
Lam Research Corp.	159	114,240
Monolithic Power Systems, Inc.	254	142,110
NVIDIA Corp.	440	205,608
NXP Semiconductors NV	126	28,095
Qualcomm, Inc.	527	69,654
Texas Instruments, Inc.	277	49,860
Software 9.7%
Gen Digital, Inc.	914	17,777
Intuit, Inc.	285	145,835
Microsoft Corp.	1,239	416,205
Oracle Corp.	1,218	142,786
Technology hardware, storage and peripherals 7.5%
Apple, Inc.	2,604	511,558
HP, Inc.	1,517	49,803
18	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Materials 5.4%		$401,892
Chemicals 2.0%
LyondellBasell Industries NV, Class A	1,488	147,104
Containers and packaging 1.1%
International Paper Company	1,384	49,907
Packaging Corp. of America	227	34,810
Metals and mining 2.3%
Southern Copper Corp.	1,945	170,071
Real estate 5.3%		399,317
Specialized REITs 5.3%
Gaming and Leisure Properties, Inc.	2,424	115,043
Public Storage	495	139,466
VICI Properties, Inc.	4,600	144,808
Utilities 2.8%		206,284
Electric utilities 2.8%
Evergy, Inc.	474	28,426
Exelon Corp.	1,133	47,427
NextEra Energy, Inc.	680	49,844
The Southern Company	1,114	80,587

	Yield (%)	Shares	Value
Short-term investments 0.2%			$18,486
(Cost $18,486)
Short-term funds 0.2%			18,486
John Hancock Collateral Trust (A)	5.2927(B)	1,850	18,486

Total investments (Cost $6,504,775) 99.4%	$7,422,790
Other assets and liabilities, net 0.6%	41,370
Total net assets 100.0%	$7,464,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 7-31-23.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	19

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.  Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$23,598,499	—	$23,598,499	—
Short-term investments	141,445	$141,445	—	—
Total investments in securities	$23,739,944	$141,445	$23,598,499	—

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$6,445,193	$6,445,193	—	—
Preferred securities	111,257	111,257	—	—
Short-term investments	49,826	49,826	—	—
Total investments in securities	$6,606,276	$6,606,276	—	—

Mortgage-Backed Securities ETF
Investments in securities:
20	|

	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
Assets
U.S. Government and Agency obligations	$12,312,229	—	$12,312,229	—
Collateralized mortgage obligations	9,641,549	—	9,641,549	—
Asset backed securities	4,390,273	—	4,390,273	—
Short-term investments	320,011	$320,011	—	—
Total investments in securities	$26,664,062	$320,011	$26,344,051	—
Derivatives:
Liabilities
Futures	$(21,949)	$(21,949)	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$1,127,623	$1,127,623	—	—
Consumer discretionary	179,028	179,028	—	—
Energy	253,322	253,322	—	—
Financials	9,537,023	9,359,608	$177,415	—
Industrials	240,392	240,392	—	—
Real estate	339,832	339,832	—	—
Utilities	5,771,960	5,421,952	350,008	—
Common stocks	599,843	599,843	—	—
Corporate bonds	13,374,826	—	13,374,826	—
Capital preferred securities	224,896	—	224,896	—
Short-term investments	525,450	525,450	—	—
Total investments in securities	$32,174,195	$18,047,050	$14,127,145	—

U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$7,404,304	$7,404,304	—	—
Short-term investments	18,486	18,486	—	—
Total investments in securities	$7,422,790	$7,422,790	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	14,152	$55,879	$1,709,096	$(1,623,470)	$(54)	$(6)	$1,624	—	$141,445
International High Dividend ETF
John Hancock Collateral Trust	4,985	$94,864	$453,467	$(498,464)	$(43)	$2	$1,993	—	$49,826
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	32,017	$291,462	$1,508,176	$(1,479,556)	$(60)	$(11)	$3,419	—	$320,011
Preferred Income ETF
John Hancock Collateral Trust	52,571	$411,966	$7,568,248	$(7,454,546)	$(210)	$(8)	$8,220	—	$525,450
U.S. High Dividend ETF
John Hancock Collateral Trust	1,850	$18,765	$975,543	$(975,787)	$(34)	$(1)	$3,497	—	$18,486
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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